LICENSE AGREEMENT (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended		27 Months Ended	36 Months Ended
	Jan. 31, 2019	Feb. 28, 2017	Oct. 31, 2016	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2019
Agreements
Fair value of stock issued					$ 34,618
Research and development				$ 7,453		$ 2,726	$ 18,582	$ 6,111	$ 11,471	$ 3,703
General and administrative				3,294		598	9,331	1,418	2,047	582
Operating expenses				10,747		3,324	27,913	7,529	13,518	4,285
Accrued expenses and other current liabilities				4,829			4,829		1,413	280	$ 1,413	$ 4,829
Accounts payable				1,688			1,688		3,015	713	3,015	1,688
Columbia University
Agreements
Research and development				17		100	42	200	500	600	1,400
General and administrative				28		$ 43	300	$ 98
Operating expenses												1,700
Accrued expenses and other current liabilities				100			100		100		100	100
Accounts payable				$ 100			$ 100		100		100	$ 100
License agreement | Columbia University | Accrued expenses
Agreements
Due to related party									100	200	100
License agreement | Columbia University | Accounts payable
Agreements
Due to related party									$ 100	$ 100	$ 100
2016 license agreement | Columbia University
Agreements
Percentage of outstanding common stock issued			5.00%
Fair value of stock issued		$ 500	$ 500
Written notice period for termination of agreement			90 days
Written notice period for termination of agreement, uncured material breach			30 days
Extended written notice period for termination of agreement, attempt to cure material breach			90 days
2016 license agreement | Columbia University | Minimum
Agreements
Percentage of sublicensing revenue, if sublicenses rights granted			10.00%
2016 license agreement | Columbia University | Maximum
Agreements
Payment on achievement of specified development and regulatory milestones			$ 1,300
Payment on achievement of specified level of aggregate annual net sales			$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted			20.00%
2019 license agreement | Columbia University
Agreements
Written notice period for termination of agreement	90 days
Written notice period for termination of agreement, uncured material breach	30 days
Extended written notice period for termination of agreement, attempt to cure material breach	90 days
2019 license agreement | Columbia University | Minimum
Agreements
Percentage of sublicensing revenue, if sublicenses rights granted	10.00%
2019 license agreement | Columbia University | Maximum
Agreements
Payment on achievement of specified development and regulatory milestones	$ 1,300
Payment on achievement of specified level of aggregate annual net sales	$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted	50.00%